PENSION AND POST-RETIREMENT BENEFIT PLANS - Amount Recognized in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
Other current assets	$ 0	$ 0
Other non-current assets	0	10,225
Accrued expenses and other current liabilities	(1,619)	(1,430)
Other long-term liabilities	(2,013)	(3,509)
Net amount recognized	(3,632)	5,286
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
Other current assets	0	0
Other non-current assets	0	0
Accrued expenses and other current liabilities	(432)	(433)
Other long-term liabilities	(3,610)	(3,815)
Net amount recognized	(4,042)	(4,248)
International | Pension
Defined Benefit Plan Disclosure [Line Items]
Other current assets	3,275	4,850
Other non-current assets	0	0
Accrued expenses and other current liabilities	(186)	(4,418)
Other long-term liabilities	(3,752)	0
Net amount recognized	$ (663)	$ 432